Label	Element	Value
Risk/Return:	oef_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2025
Registrant Name	dei_EntityRegistrantName	BNY Mellon ETF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001493580
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 27, 2026
Document Effective Date	dei_DocumentEffectiveDate	Feb. 27, 2026
Entity Investment Company Type	dei_EntityInvCompanyType	N-1A
Prospectus Date	oef_ProspectusDate	Feb. 27, 2026
BNY Mellon Concentrated International ETF | BNY Mellon Concentrated International ETF
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BKCI
BNY Mellon US Large Cap Core Equity ETF | BNY Mellon US Large Cap Core Equity ETF
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BKLC
BNY Mellon US Mid Cap Core Equity ETF | BNY Mellon US Mid Cap Core Equity ETF
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BKMC
BNY Mellon US Small Cap Core Equity ETF | BNY Mellon US Small Cap Core Equity ETF
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BKSE
BNY Mellon International Equity ETF | BNY Mellon International Equity ETF
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BKIE
BNY Mellon Emerging Markets Equity ETF | BNY Mellon Emerging Markets Equity ETF
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BKEM
BNY Mellon Global Infrastructure Income ETF | BNY Mellon Global Infrastructure Income ETF
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BKGI
BNY Mellon High Yield ETF | BNY Mellon High Yield ETF
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BKHY